EMPLOYEES' RIGHTS UPON RETIREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The amounts accrued and the portions funded, with severance pay funds and by the insurance policies are reflected in the financial statements as follows:

	December 31
	2015	2014
	U.S. dollars in thousands

Accrued severance pay	$1,786	$1,687
Less - amounts funded (presented in “Investment and other non-current assets”)	(1,623)	(1,597)
Unfunded balance	$163	$90